CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
OPERATING ACTIVITIES:
Net income	$ 286	$ 488	$ 2,593	$ 112
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses		250	725	4,630
Depreciation	172	171	345	342
Net accretion of premiums/discounts	(67)	(188)	(321)	(334)
Income from bank owned life insurance	(103)	(88)	(469)	(190)
Accretion of deferred loan fees	(53)	(102)	(338)	(122)
Compensation expense of ESOP	79	60	122	139
Loss on sale of real estate owned	16	123	123	135
Gain on sale of mortgage-backed securities	(16)		(2,122)	(15)
Impairment charge on investment and mortgage-backed securities	20	103	154	204
Impairment charge on real estate owned	306		210	77
Share-based compensation expense	354	316	634	634
Deferred income tax expense (benefit)	972	(11)	961	(1,748)
Excess tax benefit related to stock compensation	(43)	(9)	(88)	(95)
Changes in assets and liabilities which (used) provided cash:
Accounts payable and accrued expenses	(460)	(1,463)	(1,058)	(42)
Accrued interest payable	(1,635)	(1,404)	(38)	(941)
Prepaid expenses and other assets	977	407	248	652
Accrued interest receivable	(172)	236	365	643
Net cash provided by (used in) operating activities	633	(1,111)	2,046	4,081
INVESTING ACTIVITIES:
Purchase of investment and mortgage-backed securities held to maturity	(33,454)	(33,962)	(58,438)	(106,956)
Purchase of investment and mortgage-backed securities available for sale	(7,968)	(18,897)	(35,822)	(24,609)
Principal collected on loans	16,521	28,470	53,302	52,914
Principal payments received on investment and mortgage-backed securities:
Held-to-maturity	8,606	45,721	104,321	110,702
Available for sale	10,407	11,770	24,351	22,555
Loans originated or acquired	(43,497)	(26,537)	(74,085)	(43,303)
Proceeds from redemption of Federal Home Loan Bank stock	580	281	648	658
Proceeds from sale of mortgage-backed securities	304		21,650	105
Proceeds from sale of loans	9,240
Proceeds from sale of real estate owned	628	186	186	1,178
Purchase of bank owned life insurance			(1,147)
Proceeds from bank owned life insurance claim			877
Purchases of equipment	(49)	(144)	(217)	(89)
Net cash (used in) provided by investing activities	(38,682)	6,888	35,626	13,155
FINANCING ACTIVITIES:
Net increase (decrease) in demand deposits, NOW accounts, and savings accounts	1,689	(2,083)	(1,589)	5,412
Net (decrease) increase in certificates of deposit	(11,194)	4,432	(8,823)	(33,853)
Repayment of borrowing from Federal Home Loan Bank	(143)	(19)	(87)	(45)
(Decrease) increase in advances from borrowers for taxes and insurance	(7)	(54)	183	(25)
Cash dividends paid				(1,466)
Excess tax benefit related to stock compensation	43	9	88	95
Purchase of treasury stock				(49)
Net cash (used in) provided by financing activities	(9,612)	2,285	(10,228)	(29,931)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(47,661)	8,062	27,444	(12,695)
CASH AND CASH EQUIVALENTS - Beginning of year	81,273	53,829	53,829	66,524
CASH AND CASH EQUIVALENTS - End of year	33,612	61,891	81,273	53,829
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid on deposits and advances from Federal Home Loan Bank	3,994	4,411	5,817	8,038
Income taxes paid		1,305	1,405	1,325
SUPPLEMENTAL DISCLOSURES OF NONCASH ITEMS:
Real estate acquired in settlement of loans	$ 236	$ 199	$ 223	$ 461